Balance Sheets (Parenthetical) - $ / shares	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2021
Statement [Line Items]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Statement [Line Items]
Temporary equity amount of shares redemption	8,625,000	8,625,000	0
Temporary equity, par value	$ 10.27	$ 10.20	$ 10.20
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	473,750	473,750	0
Common stock, shares outstanding	473,750	473,750	0
Common stock excluding redemption, shares	8,625,000	8,625,000	8,625,000
Common Class B [Member]
Statement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, shares issued	2,156,250	2,156,250	2,156,250
Common stock, shares outstanding	2,156,250	2,156,250	2,156,250